Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2,3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (5)	Adjusted EBITDA (5)
2023	$11,398,274	$3,805,187	$4,338,802	$1,321,789	$141.98	$145.65	$1,316,524,000	$2,157,346,000
2022	$10,376,689	$15,946,550	$3,320,601	$4,142,383	$177.86	$125.91	$1,182,701,000	$1,999,329,000
2021	$11,810,704	$15,494,036	$3,186,456	$4,128,860	$140.24	$190.36	$898,790,000	$1,681,515,000
2020	$8,523,608	$6,337,923	$2,215,555	$1,653,862	$97.81	$171.86	$163,395,000	$1,377,723,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in the column reflect the amounts of total compensation reported for Mr. Donahue for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Donahue was our principal executive officer for the years ended 2023, 2022, 2021, and 2020.The dollar amounts reported in the column reflect the average amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. In 2023, our other named executive officers included William Stengel, President, Bert Nappier, Executive Vice President and Chief Financial Officer, Randall Breaux, GPC Group President- North America, Kevin Herron, (Former) President of the U.S. Automotive Group, and James Neill, Executive Vice President & Chief Human Resources Officer. Mr. Herron retired as President, U.S. Automotive Group, effective July 31, 2023. In 2022, our other named executive officers included William Stengel, President, Bert Nappier, Executive Vice President and Chief Financial Officer, Carol Yancey, (Former) Executive Vice President and Chief Financial Officer, Kevin Herron President of the U.S. Automotive Group, and Randall Breaux, President of Motion Industries. Carol Yancey retired as Executive Vice President and Chief Financial Officer effective May 2, 2022. Bert Nappier joined the Company in February 2022 and became Executive Vice President and Chief Financial Officer effective May 2, 2022. In 2021, our other named executive officers included William Stengel, President, Carol Yancey, Executive Vice President and Chief Financial Officer, Kevin Herron President of the U.S. Automotive Group, and Randall Breaux, President of Motion Industries. In 2020, our other named executive officers included Carol Yancey, Executive Vice President and Chief Financial Officer, James Neill, Executive Vice President of Human Resources, Kevin Herron President of the U.S. Automotive Group, and Randall Breaux, President of Motion Industries.
Peer Group Issuers, Footnote	The peer group reflects the peer group composite index used in the Stock Performance Graph included in our Annual Report. In constructing this peer group, the Company used the shareholder returns of various publicly held companies (weighted in accordance with each company’s stock market capitalization and including reinvestment of dividends) that compete with the Company in its two industry segments: automotive parts and industrial parts (each group of companies included in the peer group as competing with the Company in a separate industry segment). Included in the automotive parts peer group are those companies making up the Dow Jones U.S. Auto Parts Index (the Company is a member of such industry group, and its individual shareholder return was included when calculating the peer group results). Included in the industrial parts peer group are Applied Industrial Technologies, Inc., Fastenal Company, and W.W. Grainger, Inc. In determining the total peer group, each industry segment was weighted to reflect the Company’s annual net sales in each industry segment.
PEO Total Compensation Amount	$ 11,398,274	$ 10,376,689	$ 11,810,704	$ 8,523,608
PEO Actually Paid Compensation Amount	$ 3,805,187	15,946,550	15,494,036	6,337,923
Adjustment To PEO Compensation, Footnote

	2023		2022		2021		2020
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total	$11,398,274	$4,338,802	$10,376,689	$3,320,601	$11,810,704	$3,186,456	$8,523,608	$2,215,555
(Deduct) Pension values reported in Summary Compensation Table	$(1,670,794)	$(1,323,320)	$—	$(49,848)	$(1,836,853)	$(227,019)	$(2,710,577)	$(727,020)
(Deduct) Fair value of stock awards reported in Summary Compensation Table	$(6,500,088)	$(1,700,005)	$(6,000,061)	$(1,629,992)	$(5,600,018)	$(1,274,982)	$(2,999,937)	$(591,228)
Add Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	$—	$85,059	$—	$75,040	$119,764	$86,731	$169,345	$114,992
Add Fair value of equity compensation granted in current year - valued at year-end	$5,331,602	$1,247,679	$8,011,348	$2,227,905	$6,196,847	$1,410,865	$4,230,834	$833,814
Add/(Deduct) Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(4,587,522)	$(937,283)	$3,906,218	$672,626	$4,030,406	$806,432	$(417,368)	$(88,503)
Add/(Deduct) Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(166,285)	$(23,551)	$(347,644)	$(47,382)	$773,186	$140,377	$(457,982)	$(103,748)
(Deduct) Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$(365,592)	$—	$(426,567)	$—	$—	$—	$—
Compensation Actually Paid	$3,805,187	$1,321,789	$15,946,550	$4,142,383	$15,494,036	$4,128,860	$6,337,923	$1,653,862

Non-PEO NEO Average Total Compensation Amount	$ 4,338,802	3,320,601	3,186,456	2,215,555
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,321,789	4,142,383	4,128,860	1,653,862
Adjustment to Non-PEO NEO Compensation Footnote	Amounts are calculated in accordance with Item 402(v) and FASB ASC Topic 718 and do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2023		2022		2021		2020
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Summary Compensation Table Total	$11,398,274	$4,338,802	$10,376,689	$3,320,601	$11,810,704	$3,186,456	$8,523,608	$2,215,555
(Deduct) Pension values reported in Summary Compensation Table	$(1,670,794)	$(1,323,320)	$—	$(49,848)	$(1,836,853)	$(227,019)	$(2,710,577)	$(727,020)
(Deduct) Fair value of stock awards reported in Summary Compensation Table	$(6,500,088)	$(1,700,005)	$(6,000,061)	$(1,629,992)	$(5,600,018)	$(1,274,982)	$(2,999,937)	$(591,228)
Add Pension value attributable to current year's service and any change in pension value attributable to plan amendments made in the current year	$—	$85,059	$—	$75,040	$119,764	$86,731	$169,345	$114,992
Add Fair value of equity compensation granted in current year - valued at year-end	$5,331,602	$1,247,679	$8,011,348	$2,227,905	$6,196,847	$1,410,865	$4,230,834	$833,814
Add/(Deduct) Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(4,587,522)	$(937,283)	$3,906,218	$672,626	$4,030,406	$806,432	$(417,368)	$(88,503)
Add/(Deduct) Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(166,285)	$(23,551)	$(347,644)	$(47,382)	$773,186	$140,377	$(457,982)	$(103,748)
(Deduct) Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$—	$(365,592)	$—	$(426,567)	$—	$—	$—	$—
Compensation Actually Paid	$3,805,187	$1,321,789	$15,946,550	$4,142,383	$15,494,036	$4,128,860	$6,337,923	$1,653,862

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Share Return
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Donahue and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Donahue) is aligned with the Company’s cumulative TSR and the cumulative TSR of our peer group over the four years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR and the cumulative TSR of our peer group over the period presented is because a significant portion of the compensation actually paid to Mr. Donahue and to the other NEOs is comprised of equity awards. For more information regarding the Company’s performance refer to “Executive Compensation – Compensation Discussion and Analysis.”

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following table, the amount of compensation actually paid to Mr. Donahue and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Donahue) is generally aligned with the Company’s net income over the four years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure Adjusted EBITDA, which the company does use for when setting goals in the Company’s short-term incentive compensation program and the performance-based RSUs that are awarded to the NEOs.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Donahue and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Donahue) is generally aligned with the Company’s Adjusted EBITDA over the four years presented in the table. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted EBITDA when setting goals in the Company’s short-term incentive compensation program, as well as for setting goals for the performance-based RSUs that are awarded to the NEOs.

Total Shareholder Return Vs Peer Group
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Donahue and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Donahue) is aligned with the Company’s cumulative TSR and the cumulative TSR of our peer group over the four years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR and the cumulative TSR of our peer group over the period presented is because a significant portion of the compensation actually paid to Mr. Donahue and to the other NEOs is comprised of equity awards. For more information regarding the Company’s performance refer to “Executive Compensation – Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 141.98	177.86	140.24	97.81
Peer Group Total Shareholder Return Amount	145.65	125.91	190.36	171.86
Net Income (Loss)	$ 1,316,524,000	$ 1,182,701,000	$ 898,790,000	$ 163,395,000
Company Selected Measure Amount	2,157,346,000	1,999,329,000	1,681,515,000	1,377,723,000
PEO Name	Mr. Donahue
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The following table sets forth information regarding compensation for our principal executive officer and average compensation related to our other named executive officers versus our Company performance for the past four years.
Total shareholder return assumes that $100 was invested on the measurement date in Genuine Parts Company common stock and the peer group as set forth below. The measurement date is established by the market close on the last trading day before the beginning of the Company's fourth preceding fiscal year. This shareholder return assumes reinvestment of all dividends.Reflects net income as shown in the Company’s Annual Report on Form 10-K for the years ended December 31, 2023, 2022, 2021 and 2020.
Financial Performance Measures
As described in detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program consists of several compensation elements reflecting the Company’s pay-for-performance philosophy, including equity compensation which is directly tied to the returns experienced by our shareholders.
The most important financial performance measures used to link compensation actually paid to the Company’s named executive officers with the Company’s performance for 2022 are as follows:
•Total Shareholder Return
•Adjusted EBITDA
•Net Sales
•Working Capital
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA, our Company-selected measure, is a non-GAAP measure. Adjusted EBITDA represents our net income before interest expense, net, income taxes and depreciation and amortization, adjusted to eliminate gain on sales of real estate, gain on insurance proceeds, product liability adjustment, and transaction and other costs.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Working Capital
PEO | Pension Values Reported In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,670,794)	$ 0	$ (1,836,853)	$ (2,710,577)
PEO | Fair Value Of Stock Awards Reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,500,088)	(6,000,061)	(5,600,018)	(2,999,937)
PEO | Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	119,764	169,345
PEO | Fair Value Of Equity Compensation Granted In Current Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,331,602	8,011,348	6,196,847	4,230,834
PEO | Change In Fair Value From End Of Prior Fiscal To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,587,522)	3,906,218	4,030,406	(417,368)
PEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(166,285)	(347,644)	773,186	(457,982)
PEO | Fair Value Of Awards Forfeited In Current Fiscal Year Determined At End Of Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Values Reported In Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,323,320)	(49,848)	(227,019)	(727,020)
Non-PEO NEO | Fair Value Of Stock Awards Reported in Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,700,005)	(1,629,992)	(1,274,982)	(591,228)
Non-PEO NEO | Pension Value Attributable To Current Years Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,059	75,040	86,731	114,992
Non-PEO NEO | Fair Value Of Equity Compensation Granted In Current Year At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,247,679	2,227,905	1,410,865	833,814
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(937,283)	672,626	806,432	(88,503)
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,551)	(47,382)	140,377	(103,748)
Non-PEO NEO | Fair Value Of Awards Forfeited In Current Fiscal Year Determined At End Of Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (365,592)	$ (426,567)	$ 0	$ 0